Public Offering	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units, at $10.00 per Unit, which includes the partial exercise by the underwriters of their option to purchase an additional 3,000,000 Units. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3. PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units, at $10.00 per Unit, which includes the partial exercise by the underwriters of their option to purchase an additional 3,000,000 Units. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).